SCHEDULE OF LIQUIDITY RISKS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables - Carrying amount	$ 2,224
Trade payables - Within 1 year	2,224
Trade payables - Over 1 year
Other accounts payable - Carrying amount	956	$ 1,099
Other accounts payable - Within 1 year	956
Other accounts payable - Over 1 year
Loans - Carrying amounts	1,744
Short term loan and current portion of long-term loans (note 11)	1,403	158
Long term loans (note 15)	341	483
Lease liability - Carrying amount	886	277
Lease liability - Within 1 year	281	126
Lease liability - Over 1 year	$ 605	$ 151